DRINKER BIDDLE & REATH LLP

One Logan Square

Suite 2000

Philadelphia, PA  19103-6996

(215) 988-2700

Fax (215) 988-2757

December 14, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:

Copeland Trust

File Nos. (333-169806 and 811-22483)

Ladies and Gentlemen:

On behalf of Copeland Trust (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that Registrant’s Copeland International Risk Managed Dividend Growth Fund Prospectus and Statement of Additional Information each dated December 10, 2012 do not differ from those contained in the Registrant's Post-Effective Amendment No. 8, which was filed electronically on December 7, 2012.

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2699.

/s/ Nancy P. O’Hara

Nancy P. O’Hara, Esquire

PHTRANS/ 1168223.2